    As filed with the Securities and Exchange Commission on October 27, 2004
================================================================================
                                                     1933 Act File No. 333-_____
                                                     1940 Act File No. 811-21619

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X]     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]     Pre-Effective Amendment No. __________
[ ]     Post-Effective Amendment No. __________

                and
[X]     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]     Amendment No. 5

                        Nuveen Equity Premium Income Fund
          Exact Name of Registrant as Specified in Declaration of Trust

                 333 West Wacker Drive, Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (800) 257-8787
               Registrant's Telephone Number, including Area Code

                               Jessica R. Droeger
                          Vice President and Secretary
                              333 West Wacker Drive
                             Chicago, Illinois 60606
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

        Stacy H. Winick                Eric F. Fess               Cynthia G. Cobden
    Bell, Boyd & Lloyd PLLC       Chapman and Cutler LLP   Simpson Thacher & Bartlett LLP
1615 L Street, N.W., Suite 1200        111 W. Monroe            425 Lexington Avenue
     Washington, DC  20036           Chicago, IL 60603           New York, NY 10017

                  Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement

                                   ----------

        If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

        It is proposed that this filing will become effective (check appropriate box)

        [ ]     when declared effective pursuant to section 8(c).

        [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-118393.

                                   ----------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===========================================================================================================
                                                                        Proposed Maximum
Title of Securities Being        Amount          Proposed Maximum          Aggregate          Amount of
        Registered          Being Registered  Offering Price Per Unit  Offering Price (1)  Registration Fee
-----------------------------------------------------------------------------------------------------------
Common Shares,
$0.01 par value ("Shares")  1,370,000 Shares          $20.00              $27,400,000          $3,471.58
                                  (2)
===========================================================================================================

(1)  Estimated solely for the purpose of calculating the registration fee.
(2) All of which may be purchased pursuant to an over-allotment option of 5,070,000 Shares granted by the Registrant to the Underwriters.

================================================================================

                                EXPLANATORY NOTE

        This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-118393) filed by Nuveen Equity Premium Income Fund (the "Registrant") with the Securities and Exchange Commission, as amended, declared effective on October 26, 2004, are incorporated herein by reference.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

        1.      Financial Statements:

        Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and are incorporated herein by reference.

        2.      Exhibits:

a.1 Declaration of Trust dated July 23, 2004. Filed on August 20, 2004 as Exhibit a.1 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

a.2 Amended and Restated Declaration of Trust dated September 2, 2004. Filed on September 24, 2004 as Exhibit a.2 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

b. By-laws of Registrant. Filed on August 20, 2004 as Exhibit b to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

c.      None.

d.      Not Applicable.

e. Terms and Conditions of the Automatic Dividend Reinvestment Plan. Filed on September 24, 2004 as Exhibit e to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

f.      None.

g.1 Investment Management Agreement between Registrant and Nuveen Institutional Advisory Corp. dated August 4, 2004. Filed on October 25, 2004 as Exhibit g.1 to Pre-effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

g.2 Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Gateway Investment Advisers, L.P. dated October 25, 2004. Filed on October 25, 2004 as Exhibit g.2 to Pre-effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

h.1     Form of Underwriting Agreement.

h.2     Form of Salomon Smith Barney Inc. Master Selected Dealer Agreement.

h.3     Form of Nuveen Master Selected Dealer Agreement.

h.4     Form of Salomon Smith Barney Inc. Master Agreement Among Underwriters.

h.5     Form of Dealer Letter Agreement.

i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. Filed on October 25, 2004 as Exhibit i to Pre-effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

j. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002. Filed on October 25, 2004 as Exhibit j to Pre-effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

k.1 Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. Filed on October 25, 2004 as Exhibit k.1 to Pre-effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

k.2 Expense Reimbursement Agreement between Registrant and Nuveen Institutional Advisory Corp. dated August 4, 2004. Filed on October 25, 2004 as Exhibit k.2 to Pre-effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

k.3 Form of License Agreement between Standard & Poor's and Nuveen Investments, Inc.

l.1 Opinion and consent of Bell, Boyd & Lloyd LLC. Filed on September 24, 2004 as Exhibit l.1 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

l.2 Opinion and consent of Bingham McCutchen LLP. Filed on September 24, 2004 as Exhibit l.2 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

l.3     Consent of Bell, Boyd & Lloyd LLC.

l.4     Consent of Bingham McCutchen LLP.

m.      None.

n.      Consent of PricewaterhouseCoopers LLP.

o.      None.

p. Subscription Agreement of Nuveen Institutional Advisory Corp. dated October 6, 2004. Filed on October 25, 2004 as Exhibit p to Pre-effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

q.      None.

r.1 Code of Ethics of Nuveen Exchange - Traded Funds and Nuveen Institutional Advisory Corp. Filed on September 24, 2004 as Exhibit r.1 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

r.2 Code of Ethics of Gateway Investment Advisors, L.P. Filed on October 25, 2004 as Exhibit r.2 to Pre-effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File No. 333-118393) and incorporated herein by reference.

s.      Powers of Attorney.

Item 25: Marketing Arrangements.

        See Sections 3, 5 and 6(n) of the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement.

        See the Introductory Paragraph and Sections 2 and 3(d) of the Form of Salomon Smith Barney Inc. Master Selected Dealer Agreement filed as Exhibit h.2 to the Registration Statement and the Introductory Paragraph and Sections 2 and 3 of the Form of Nuveen Master Selected Dealer Agreement filed as Exhibit h.3 to the Registration Statement.

        See the Introductory Paragraph and Sections 1.2, 3.1, 3.2, 3.4-3.8, 4.1, 4.2, 5.1-5.4, 6.1, 10.9 and 10.10 of the Form of Salomon Smith Barney Inc. Master Agreement Among Underwriters filed as Exhibit h.4 to the Registration Statement.

        See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the Underwriters filed as Exhibit h.5 to the Registration Statement.

Item 26: Other Expenses of Issuance and Distribution

        Securities and Exchange Commission fees                  $    98,500
        National Association of Securities Dealers, Inc. fees         30,500
        Printing and engraving expenses                              650,000
        Legal Fees                                                   200,000
        Exchange listing fees                                         40,000
        Blue Sky filing fees and expenses                              3,000
        Underwriter's reimbursement                                  137,150
        Miscellaneous expenses                                        20,850
                                                                 -----------
                 Total                                           $ 1,180,000*
                                                                 ===========

----------
* Nuveen Institutional Advisory Corp. has contractually agreed to reimburse the Fund for fees and expenses in the amount of 0.30% of average daily Managed Assets of the Fund for the first five full years of the Fund's operations, 0.22% of average daily Managed Assets in year six, 0.14% in year seven and 0.07% in year eight. Without the reimbursement, "Total Annual Expenses" would be estimated to be 1.00% of average daily net assets attributable to Common Shares. Nuveen has agreed to pay (i) all organizational expenses of the Fund and (ii) offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share (0.20% of offering price).

Item 27: Persons Controlled by or under Common Control with Registrant

        Not applicable.

Item 28: Number of Holders of Securities

        At October 25, 2004

                                                 Number of
               Title of Class                 Record Holders
               --------------                 --------------
        Common Shares, $0.01 par value              1

Item 29: Indemnification

        Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

        Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

        No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

        (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

        (ii)    by written opinion of independent legal counsel.

        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

        Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this
Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

        (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

        (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

        As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

        As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

        The trustees and officers of the Registrant are covered by Investment Trust Directors and Officers and Errors and Omission policies in the aggregate amount of $50,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $500,000 deductible, which does not apply to individual trustees or officers.

        Section 9 of the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Adviser

        Nuveen Institutional Advisory Corp. ("NIAC") serves as investment adviser to the following open-end and closed-end management type investment companies: Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Senior Income Fund, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen California Select Tax-Free Income Portfolio, Nuveen New York Select Tax-Free Income Portfolio, Nuveen Real Estate Income Fund, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3, Nuveen Preferred and Convertible Income Fund, Nuveen Preferred and Convertible Income Fund 2, Nuveen Diversified Dividend and Income Fund, Nuveen Floating Rate Income Fund and Nuveen Floating Rate Income Opportunity Fund.

        NIAC has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser who serve as officers or Trustees of the Registrant has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part B of this Registration Statement. Such information for the remaining senior officers of NIAC appears below:

                                           Other Business Profession, Vocation
      Name and Position with NIAC          or Employment During Past Two Years
      ---------------------------          -----------------------------------

John P. Amboian                           President and Director of Nuveen
President and Director..................  Investments, Inc., Nuveen Investments,
                                          LLC, Nuveen Advisory Corp., Nuveen
                                          Asset Management, Inc., Rittenhouse
                                          Asset Management, Inc., Nuveen
                                          Investments Advisors Inc. and Nuveen
                                          Investments Holdings, Inc.

Alan G. Berkshire                         Senior Vice President, Secretary and
Senior Vice President and Secretary.....  General Counsel of Nuveen Investments,
                                          Inc., Nuveen Investments, LLC, Nuveen
                                          Asset Management, Inc., Rittenhouse
                                          Asset Management, Inc. and Nuveen
                                          Investments Holdings, Inc.; Senior
                                          Vice President and Secretary of Nuveen
                                          Advisory Corp. and Nuveen Investments
                                          Advisors Inc.; Assistant Secretary of
                                          NWQ Investment Management Company, LLC
                                          and Secretary of Symphony Asset
                                          Management, LLC

Mary E. Keefe, Managing Director and      Managing Director and Chief Compliance
Chief Compliance Officer................  Officer (since June 2004) of Nuveen
                                          Investments, Inc., Nuveen Investments,
                                          LLC, Nuveen Investments Advisors Inc.,
                                          Nuveen Asset Management, Inc., Nuveen
                                          Advisory Corp., Nuveen Investments
                                          Institutional Services Group LLC and
                                          Rittenhouse Asset Management, Inc.;
                                          Head of Global Compliance (January
                                          2004 - May 2004) Citadel Investment
                                          Group; Director, Midwest Regional
                                          Office (1994 - 2003) United States
                                          Securities and Exchange Commission

Margaret E. Wilson                        Senior Vice President, Finance of
Senior Vice President, Finance..........  Nuveen Investments, Inc., Nuveen
                                          Investments, LLC, Nuveen Asset
                                          Management, Inc., Nuveen Advisory
                                          Corp., Rittenhouse Asset Management,
                                          Inc., Nuveen Investments Advisors Inc.
                                          and Nuveen Investments Holdings, Inc.

        Gateway Investment Advisers, L.P. currently serves as an investment adviser or subadviser to two other funds. The address for Gateway Investment Advisers, L.P. is 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209. See "Investment Advisers" in Part B of the Registration Statement.

        Set forth below is a list of each director and senior officer of Gateway, indicating each business, profession, vacation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, parties or trustee.

                                          Other Business Profession, Vocation or
     Name and Position with Gateway          Employment During Past Two Years
     ------------------------------          --------------------------------

Walter G. Sall                            Chairman and Trustee, Gateway Trust
Chairman and Chief Executive Officer      and Gateway Variable Insurance Trust;
                                          Director, Melmedica Children's
                                          Healthcare, Inc.; Director, Anderson
                                          Bank Company of Cincinnati, OH

J. Patrick Rogers                         President, Gateway Trust and Gateway
President, Chief Investment Officer and   Variable Insurance Trust; Trustee,
Director Gateway                          Gateway Trust; Portfolio Manager,
                                          Gateway Fund and VIT Fund

Geoffrey Keenan                           Vice President, Gateway Trust and
Executive Vice President and Chief        Gateway Variable Insurance Trust
Operating Officer

Gary H. Goldschmidt                       Vice President and Treasurer, Gateway
Vice President and Chief Financial        Trust and Gateway Variable Insurance
Officer                                   Trust

Harry E. Merriken
Senior Vice President

Paul R. Stewart
Senior Vice President

Donna M. Squeri                           Secretary, Gateway Trust and Gateway
General Counsel and Secretary             Variable Insurance Trust

Item 31: Location of Accounts and Records

        Nuveen Institutional Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

        Gateway Investment Advisers, L.P. is 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, maintains certain of its advisory material.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Institutional Advisory Corp.

Item 32: Management Services

        Not applicable.

Item 33: Undertakings

        1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        2.      Not applicable.

        3.      Not applicable.

        4.      Not applicable.

        5.      The Registrant undertakes that:

                a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

                b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 27th day of October 2004.

                                          NUVEEN EQUITY PREMIUM INCOME FUND

                                          By  /s/ Jessica R. Droeger
                                              ----------------------------------
                                          Jessica R. Droeger, Vice President and
                                          Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                       Title                       Date
        ---------                       -----                       ----
/s/ Stephen D. Foy          Vice President and Controller   October 27, 2004
---------------------       (Principal Financial and
    Stephen D. Foy          Accounting Officer)

/s/ Gifford R. Zimmerman    Chief Administrative Officer    October 27, 2004
------------------------    (Principal Executive Officer)
    Gifford R. Zimmerman

Timothy R. Schwertfeger*    Chairman of the Board and       By: /s/ Jessica R. Droeger
                            Trustee                             ----------------------
                                                                    Jessica R. Droeger
                                                                    Attorney-In-Fact
                                                                    October 27, 2004

Robert P. Bremner*          Trustee

Lawrence H. Brown*          Trustee

Jack B. Evans*              Trustee

William C. Hunter*          Trustee

William J. Schneider*       Trustee

Judith M. Stockdale*        Trustee

* Original powers of attorney authorizing Jessica R. Droeger and Gifford R. Zimmerman, among others, to execute the Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf the Registration Statement is filed, have been executed and filed as exhibits.

                                INDEX TO EXHIBITS

a.1     Declaration of Trust dated July 23, 2004.*
a.2     Amended and Restated Declaration of Trust dated September 2, 2004.*
b.      By-laws of Registrant.*
c.      None.
d.      Not Applicable.
e.      Terms and Conditions of the Automatic Dividend Reinvestment Plan.*
f.      None.
g.1 Investment Management Agreement between Registrant and Nuveen Institutional Advisory Corp. dated August 4, 2004.*
g.2 Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Gateway Investment Advisers, L.P. dated October 25, 2004.*
h.1     Form of Underwriting Agreement.
h.2     Form of Salomon Smith Barney Inc. Master Selected Dealer Agreement.
h.3     Form of Nuveen Master Selected Dealer Agreement.
h.4     Form of Salomon Smith Barney Inc. Master Agreement Among Underwriters.
h.5     Form of Dealer Letter Agreement.
i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*
j. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002.*
k.1 Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002.*
k.2 Expense Reimbursement Agreement between Registrant and Nuveen Institutional Advisory Corp. dated August 4, 2004.*
k.3 Form of License Agreement between Standard & Poor's and Nuveen Investments, Inc.
l.1     Opinion and consent of Bell, Boyd & Lloyd LLC.*
l.2     Opinion and consent of Bingham McCutchen LLP.*
l.3     Consent of Bell, Boyd & Lloyd LLC.
l.4     Consent of Bingham McCutchen LLP.
m.      None.
n.      Consent of PricewaterhouseCoopers LLP.
o.      None.
p. Subscription Agreement of Nuveen Institutional Advisory Corp. dated October 6, 2004.*
q.      None.
r.1 Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Institutional Advisory Corp.*
r.2     Code of Ethics of Gateway Investment Advisers, L.P.*
s.      Powers of Attorney.

----------
* Incorporated by reference - see Item 24